Business Combinations (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Realized a gain on disposal (in Dollars)		$ 51,143
Realized a gain on subsidiaries (in Dollars)		$ 10,886	$ 1,998,269
Equity investment percentage		23.96%	40.75%
Equity interests percentage		30.00%
Issued capital percentage	60.00%
Agreement of acquisition (in Dollars)	$ 1,000,000
Representing shareholdings percentage	60.00%
Received shareholding percentage	40.00%